Subsequent Events	6 Months Ended
Jun. 30, 2020
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Subsequent Events
   SUBSEQUENT EVENTS

Entity acquisition

On June 30, 2020, The Body Shop International Limited signed an agreement to purchase the entity Aeon Forest Co., Ltd for the amount of R$133,275 (¥2,623,000). Until the date of this financial statement issuance, The Body Shop have not acquired control over the purchased entity.

Resource remittance to subsidiary

On July 2, 2020, the Company remitted to its subsidiary Natura &Co International S.à r.l. the amount of R$252,334 (US$47,000), aligned with the purpose of the subsidiary, which is raise and borrow funds by the Company to other consolidated companies (Note 2.3).